Related party transactions - Summary of Other Transactions, Arrangements or Agreements Involving Joint Ventures and Associates (Detail) - Joint ventures and associates [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of transactions between related parties [line items]
Commitments and other contingencies	$ 621	$ 870
Other fees received for services rendered	41	40
Other fees paid for services received	$ 150	$ 182